UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08128

Name of Fund: W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc. 527 Madison Avenue New York, New York 10022 Attention: Michael W. Stamm

(copy to) Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017 Attention: Nora Jordan

Registrant’s telephone number, including area code: (212) 750-8585

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
March 31, 2006 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - 95.7%

Computers & Business Equipment - 4.0%
Dell Inc.(a)	134,650	$4,007,184

Consumer Products - 5.7%
Procter & Gamble Company	100,700	5,802,334

Data Processing Services - 0.4%
Automatic Data Processing, Inc.	9,733	444,603

Diversified Industrial - 7.0%
General Electric Company	205,200	7,136,856

Drug Stores - 0.6%
Walgreen Company	14,200	612,446

Drugs & Health Care - 12.0%
Amgen Inc.(a)	107,450	7,816,988
Johnson & Johnson	73,750	4,367,475

		12,184,463

Finance & Banking - 11.6%
American Express Company	133,595	7,020,417
Charles Schwab Corporation	279,100	4,803,311

		11,823,728

Food & Beverages - 10.0%
Kellogg Company	109,950	4,842,198
PepsiCo, Inc.	83,400	4,819,686
Wm. Wrigley Jr. Company	8,000	512,000

		10,173,884

Hotels & Restaurants - 4.7%
Marriott International, Inc., Class A	70,100	4,808,860

Medical Instruments & Supplies - 0.3%
Medtronic, Inc.	5,610	284,708

Multimedia - 10.8%
The Walt Disney Company	235,400	6,565,306
Time Warner Inc.	261,000	4,382,190

		10,947,496

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - (Continued)

Retail - 18.3%
Amazon.com, Inc.(a)	96,300	$3,515,913
Home Depot, Inc.	83,220	3,520,206
Target Corporation	138,525	7,204,685
Whole Foods Market, Inc.	5,100	338,844
Williams-Sonoma, Inc.(a)	95,600	4,053,440

		18,633,088

Software - 4.0%
Microsoft Corporation	149,986	4,081,119

Wireless Communications - 6.3%
Qualcomm Inc.	127,000	6,427,470

TOTAL COMMON STOCKS - (Cost $85,960,370)		97,368,239

SHORT TERM INVESTMENTS - 4.8%

Repurchase Agreement - 4.8%
	Principal Amount
Agreement with State Street Corporation, 2.25%, dated
03/31/2006, to be repurchased at $4,866,912 on
04/03/2006, collateralized by $5,195,000 U.S. Treasury
Note, 4.25% maturing 08/15/2015 (value $4,966,955)	4,866,000	4,866,000

TOTAL SHORT TERM INVESTMENTS - (Cost $4,866,000)		4,866,000

Total Investments - (Cost $90,826,370) - 100.5%		102,234,239
Liabilities in Excess of Other Assets - (0.5)%		(495,407)

Net Assets - 100.0%		$101,738,832

(a) No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $12,579,159 and $1,171,290 respectively, resulting in net unrealized appreciation of $11,407,869.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant’s disclosure controls and procedures are effective based on an evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ John C. Mahler, Jr.

John C. Mahler, Jr.,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John C. Mahler, Jr.

John C. Mahler, Jr.,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date: May 25, 2006

By:	/s/ Susan G. Leber

Susan G. Leber,
Director, Principal Financial Officer and Treasurer of
W.P. Stewart & Co. Growth Fund, Inc.

Date: May 25, 2006